Segment information (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of Operating Segments
As of transition date April 1, 2019

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Total assets	18,743,549	24,366,422	2,323,909	7,982,524	53,416,405
Investments accounted for using the equity method	3,340,218	5,118	36,211	85,695	3,467,242

As of and for the year ended March 31, 2020

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	26,770,379	2,172,854	923,314	—	29,866,547
Inter-segment revenues and transfers	29,364	20,316	581,606	(631,286)	—

Total	26,799,743	2,193,170	1,504,920	(631,286)	29,866,547
Operating expenses	24,786,609	1,909,429	1,401,564	(630,287)	27,467,315
Operating income	2,013,134	283,742	103,356	(999)	2,399,232
Total assets	19,450,102	25,390,541	2,119,951	7,011,769	53,972,363
Investments accounted for using the equity method	3,810,310	65,471	283,355	138,428	4,297,564
Depreciation and amortization	821,958	739,484	33,905	—	1,595,347
Capital expenditures	1,437,932	2,061,334	68,363	14,818	3,582,448

As of and for the year ended March 31, 2021

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	24,597,846	2,137,195	479,553	—	27,214,594
Inter-segment revenues and transfers	53,706	25,042	572,812	(651,560)	—

Total	24,651,552	2,162,237	1,052,365	(651,560)	27,214,594
Operating expenses	23,044,391	1,666,645	967,015	(661,205)	25,016,845
Operating income	1,607,161	495,593	85,350	9,645	2,197,748
Total assets	21,412,034	28,275,239	2,720,720	9,859,147	62,267,140
Investments accounted for using the equity method	3,698,990	71,336	248,814	141,664	4,160,803
Depreciation and amortization	893,704	715,757	34,829	—	1,644,290
Capital expenditures	1,341,032	2,151,455	76,370	40,843	3,609,699

Disclosure of financial position of segment
(i) Consolidated Statement of Financial Position on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	Transition date April 1, 2019	March 31, 2020	March 31, 2021
Assets
(Non-Financial Services Businesses)
Current assets
Cash and cash equivalents	2,818,313	2,682,431	3,274,149
Trade accounts and other receivable	3,027,544	2,646,618	3,063,314
Other financial assets	2,279,004	1,849,063	3,778,119
Inventories	2,731,040	2,533,892	2,888,028
Other current assets	435,279	738,008	664,097

Total current assets	11,291,179	10,450,012	13,667,707

Non-current assets
Property, plant and equipment	6,177,114	6,228,180	6,805,166
Other	12,674,327	13,234,909	14,721,626

Total non-current assets	18,851,441	19,463,089	21,526,792

Total assets	30,142,621	29,913,101	35,194,499

(Financial Services Business)
Current assets
Cash and cash equivalents	784,492	1,416,020	1,826,707
Trade accounts and other receivable	180,607	194,994	216,767
Receivables related to financial services	6,657,367	6,621,604	6,756,189
Other financial assets	834,427	1,140,910	1,021,738
Other current assets	162,315	186,869	198,068

Total current assets	8,619,207	9,560,397	10,019,469

Non-current assets
Receivables related to financial services	10,281,028	10,417,797	12,449,525
Property, plant and equipment	4,506,991	4,305,837	4,605,988
Other	959,196	1,106,509	1,200,256

Total non-current assets	15,747,215	15,830,143	18,255,770

Total assets	24,366,422	25,390,541	28,275,239

(Elimination)
Elimination of assets	(1,092,638)	(1,331,279)	(1,202,599)

(Consolidated)

Total assets	53,416,405	53,972,363	62,267,140

Note: Assets in
non-financial
services include unallocated corporate assets.

	Yen in millions
	Transition date April 1, 2019	March 31, 2020	March 31, 2021
Liabilities
(Non-Financial Services Businesses)
Current liabilities
Trade accounts and other payables	3,687,407	3,305,034	3,801,753
Short-term and current portion of long-term debt	852,002	685,431	2,348,514
Accrued expenses	1,269,615	1,197,245	1,322,353
Income taxes payable	301,021	197,213	262,727
Other current liabilities	2,576,512	2,472,424	2,650,433

Total current liabilities	8,686,557	7,857,347	10,385,779

Non-current liabilities
Long-term debt	1,567,346	1,549,676	1,523,134
Retirement benefit liabilities	986,860	1,005,538	1,015,156
Other non-current liabilities	1,124,943	1,149,254	1,509,535

Total non-current liabilities	3,679,148	3,704,467	4,047,825

Total liabilities	12,365,705	11,561,815	14,433,605

(Financial Services Business)
Current liabilities
Trade accounts and other payables	388,838	350,099	510,670
Short-term and current portion of long-term debt	9,244,879	9,942,634	10,286,251
Accrued expenses	94,707	74,508	102,200
Income taxes payable	20,295	15,064	88,153
Other current liabilities	781,665	937,231	1,002,615

Total current liabilities	10,530,384	11,319,535	11,989,889

Non-current liabilities
Long-term debt	9,982,796	10,016,507	12,044,994
Retirement benefit liabilities	15,850	16,623	19,940
Other non-current liabilities	959,138	1,053,466	696,294

Total non-current liabilities	10,957,784	11,086,596	12,761,228

Total liabilities	21,488,168	22,406,131	24,751,117

(Elimination)
Elimination of liabilities	(1,092,679)	(1,334,595)	(1,205,911)

(Consolidated)

Total liabilities	32,761,195	32,633,351	37,978,811

Shareholders’ equity

(Consolidated) Total Toyota Motor Corporation shareholders’ equity	19,907,100	20,618,888	23,404,547

(Consolidated) Non-controlling interests	748,110	720,124	883,782

(Consolidated) Total shareholders’ equity	20,655,210	21,339,012	24,288,329

(Consolidated) Total liabilities and shareholders’ equity	53,416,405	53,972,363	62,267,140

Disclosure of income of segment	(ii) Consolidated Statement of Income on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	For the year ended March 31, 2020	For the year ended March 31, 2021
(Non-Financial Services Businesses)
Sales revenues	27,710,128	25,103,190
Cost of revenues	23,104,047	21,199,915
Selling, general and administrative	2,492,039	2,206,205
Operating income	2,114,042	1,697,070
Other income (loss), net	394,278	742,785
Income before income taxes	2,508,319	2,439,855
Income tax expense	615,546	528,413
Net income	1,892,774	1,911,442
Net income attributable to
Toyota Motor Corporation	1,818,022	1,875,467
Non-controlling interests	74,752	35,975
(Financial Services Business)
Sales revenues	2,193,170	2,162,237
Cost of revenues	1,397,344	1,202,277
Selling, general and administrative	512,085	464,368
Operating income	283,742	495,593
Other income (loss), net	835	(3,090)
Income before income taxes	284,577	492,503
Income tax expense	66,284	121,536
Net income	218,293	370,967
Net income attributable to
Toyota Motor Corporation	218,060	369,824
Non-controlling interests	233	1,143
(Elimination)
Elimination of net income	59	(30)
(Consolidated)
Net income	2,111,125	2,282,378
Net income attributable to
Toyota Motor Corporation	2,036,140	2,245,261
Non-controlling interests	74,985	37,118

Disclosure of cash flows of segment
(iii) Consolidated Statement of Cash Flows on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	For the year ended March 31, 2020	For the year ended March 31, 2021
(Non-Financial Services Businesses)
Cash flows from operating activities
Net income	1,892,774	1,911,442
Depreciation and amortization	855,863	928,533
Share of profit (loss) of investments accounted for using the equity method	(298,494)	(345,374)
Income tax expense	615,546	528,413
Changes in operating assets and liabilities, and other	(154,164)	(262,407)
Interest received	141,975	123,606
Dividends received	316,610	290,618
Interest paid	(46,217)	(35,371)
Income taxes paid, net of refund	(700,528)	(505,260)

Net cash provided by (used in) operating activities	2,623,364	2,634,200

Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,222,821)	(1,203,662)
Additions to equipment leased to others	(163,592)	(142,217)
Proceeds from sales of fixed assets excluding equipment leased to others	46,765	38,575
Proceeds from sales of equipment leased to others	49,892	46,461
Additions to intangible assets	(299,253)	(271,274)
Additions to public and corporate bonds and stocks	(2,220,217)	(2,511,346)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	2,249,367	1,982,302
Other, net	(95,852)	(1,339,372)

Net cash provided by (used in) investing activities	(1,655,711)	(3,400,534)

Cash flows from financing activities
Increase (decrease) in short-term debt	45,288	213,716
Proceeds from long-term debt	247,048	1,662,593
Payments of long-term debt	(163,486)	(170,373)
Dividends paid to Toyota Motor Corporation common shareholders	(618,801)	(625,514)
Dividends paid to non-controlling interests	(50,903)	(34,840)
Reissuance (repurchase) of treasury stock	(476,128)	199,884
Net cash provided by (used in) financing activities	(1,016,982)	1,245,465
Effect of exchange rate changes on cash and cash equivalents	(86,553)	112,588

Net increase (decrease) in cash and cash equivalents	(135,882)	591,719

Cash and cash equivalents at beginning of year	2,818,313	2,682,431

Cash and cash equivalents at end of year	2,682,431	3,274,149

	Yen in millions
	For the year ended March 31, 2020	For the year ended March 31, 2021
(Financial Services Business)
Cash flows from operating activities
Net income	218,293	370,967
Depreciation and amortization	739,484	715,757
Interest income and interest costs related to financial services, net	(200,727)	(241,016)
Share of profit (loss) of investments accounted for using the equity method	(11,753)	(5,655)
Income tax expense	66,284	121,536
Changes in operating assets and liabilities, and other	(1,081,707)	(780,798)
Interest received	664,167	661,272
Dividends received	1,799	3,901
Interest paid	(467,774)	(431,939)
Income taxes paid, net of refund	(76,994)	(304,856)

Net cash provided by (used in) operating activities	(148,928)	109,168

Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(23,472)	(10,240)
Additions to equipment leased to others	(2,031,699)	(2,133,378)
Proceeds from sales of fixed assets excluding equipment leased to others	1,184	1,967
Proceeds from sales of equipment leased to others	1,341,301	1,325,238
Additions to intangible assets	(5,739)	(7,173)
Additions to public and corporate bonds and stocks	(185,120)	(217,825)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	126,281	79,616
Other, net	(22,213)	(35,893)

Net cash provided by (used in) investing activities	(799,477)	(997,688)

Cash flows from financing activities
Increase (decrease) in short-term debt	514,196	(1,517,259)
Proceeds from long-term debt	5,458,616	8,043,141
Payments of long-term debt	(4,334,374)	(5,332,573)
Dividends paid to non-controlling interests	(4,052)	(1,757)

Net cash provided by (used in) financing activities	1,634,387	1,191,551

Effect of exchange rate changes on cash and cash equivalents	(54,454)	107,657

Net increase (decrease) in cash and cash equivalents	631,527	410,688

Cash and cash equivalents at beginning of year	784,492	1,416,020

Cash and cash equivalents at end of year	1,416,020	1,826,707

(Consolidated)
Effect of exchange rate changes on cash and cash equivalents	(141,007)	220,245

Net increase (decrease) in cash and cash equivalents	495,645	1,002,406

Cash and cash equivalents at beginning of year	3,602,805	4,098,450

Cash and cash equivalents at end of year	4,098,450	5,100,857

Disclosure of geographic information
As of transition date April 1, 2019

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Total assets	17,436,485	17,752,487	3,980,823	5,283,390	3,107,162	5,856,058	53,416,405
Non-current assets	4,752,955	5,619,582	473,276	773,293	457,208	—	12,076,315
As of and for the year ended March 31, 2020

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	9,503,238	10,419,869	3,133,227	4,785,489	2,024,724	—	29,866,547
Inter-segment revenues and transfers	6,938,614	222,165	222,130	507,741	89,387	(7,980,038)	—

Total	16,441,852	10,642,034	3,355,357	5,293,231	2,114,111	(7,980,038)	29,866,547
Operating expenses	14,856,576	10,388,830	3,211,540	4,929,684	2,030,110	(7,949,425)	27,467,315

Operating income	1,585,276	253,205	143,817	363,547	84,001	(30,613)	2,399,232

Total assets	18,221,453	18,579,078	4,264,022	5,307,513	2,881,536	4,718,761	53,972,363
Non-current assets	4,697,388	5,517,466	570,563	708,066	428,707	—	11,922,190

As of and for the year ended March 31, 2021

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	8,587,193	9,325,950	2,968,289	4,555,897	1,777,266	—	27,214,594
Inter-segment revenues and transfers	6,361,739	165,853	166,200	489,398	95,630	(7,278,820)	—

Total	14,948,931	9,491,803	3,134,489	5,045,295	1,872,895	(7,278,820)	27,214,594
Operating expenses	13,799,715	9,090,442	3,026,518	4,609,354	1,813,048	(7,322,232)	25,016,845

Operating income	1,149,217	401,361	107,971	435,940	59,847	43,413	2,197,748

Total assets	19,674,666	20,138,715	5,074,409	6,548,343	3,469,635	7,361,372	62,267,140
Non-current assets	5,232,862	5,705,770	751,245	896,542	461,723	—	13,048,143

Disclosure of sales revenues by location of external customers
In addition to the disclosure requirements under IFRS, Toyota discloses this information in order to provide financial statements users with valuable information
.

	Yen in millions
	For the years ended March 31,
	2020	2021
Japan	7,229,849	6,820,590
North America	10,546,655	9,437,314
Europe	2,932,324	2,734,152
Asia	5,217,857	5,057,397
Other	3,939,863	3,165,141

Total	29,866,547	27,214,594